Segment Reporting - Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting
Revenue	$ 837,999	$ 426,409	$ 356,128
Customer A
Segment Reporting
Revenue	353,104
Customer B
Segment Reporting
Revenue	$ 84,065	75,606	56,082
Customer C
Segment Reporting
Revenue		51,681	49,055
Customer D
Segment Reporting
Revenue		$ 47,611	$ 41,974